INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of long-term investments	The Company’s long-term investments are consisted of the follows (RMB in millions):

	2021	2022
Debt investments	16,467	18,128
Equity investments	28,494	32,049

	44,961	50,177

Summary of available-for sale investments by major security type
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2021	2022
Cost	3,734	3,792
Gross Unrealized Gains, including foreign exchange adjustment	271	352
Gross Unrealized Losses, including foreign exchange adjustmen t	(651)	(1,543)
Fair Value	3,354	2,601

Schedule of equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2021	2022
Cost	4,070	5,517
Gross Unrealized Gains, including foreign exchange adjustment	5,097	6,958
Gross Unrealized Losses, including foreign exchange adjustment	(596)	(541)

Fair Value	8,571	11,934

Schedule of financial information of investees
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2021	2022
Cost	4,070	5,517
Gross Unrealized Gains, including foreign exchange adjustment	5,097	6,958
Gross Unrealized Losses, including foreign exchange adjustment	(596)	(541)

Fair Value	8,571	11,934

	2020		2021	2022
	MakeMyTrip	other equity investments	equity investments	equity investments
Operating data:
Revenue	1,883	19,704	20,482	23,159
Gross profit	1,377	8,670	9,490	10,911
( Loss ) /Income from operations	(991)	(805)	430	(1,377)
Net (loss)/income	(2,864)	(1,631)	392	(3,129)
Net loss attributable to equity method investments	(1,459)	(389)	(31)	(788)
Add: Equity dilution impact	92	67	127	202

Equity in (loss)/income of affiliates	(1,367)	(322)	96	(586)

	2020		2021	2022
	MakeMyTrip	other equity investments	equity investments	equity investments
Balance sheet data:
Current assets	1,682	35,004	51,437	48,132
Long-term assets	5,121	37,028	51,233	54,308
Current liabilities	1,100	27,914	36,344	35,589
Long-term liabilities	221	9,054	21,708	21,862
Non-controlling interests	24	167	178	217